Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 239,872,316	$ 13,669,439
Restricted cash, current	171,156	406,857
Short-term investments	35,443,246	40,835,000
Accounts receivable, net	9,872,746	7,205,113
Notes receivable		765,967
Advances to suppliers	1,057,096	221,186
Inventories, net	7,137,538	3,845,091
Prepayments	283,776	522,808
Other current assets, net	4,994,271	1,128,599
Total current assets	298,832,145	68,600,060
Non-current assets:
Property, plant and equipment, net	33,329,610	29,123,243
Intangible assets, net	22,512,208	23,077,435
Operating lease right-of-use assets	2,132,247	898,335
Operating lease right-of-use assets - related parties	1,136,775	17,701
Restricted cash, non-current	883,130	47,455
VAT recoverable	26,332,231	21,897,063
Other assets	705,825	538,934
Total non-current assets	87,032,026	75,600,166
Total assets	385,864,171	144,200,226
Current liabilities:
Accounts payable	3,387,836	2,762,187
Notes payable		1,087,673
Accrued liabilities and other payables	8,962,716	21,921,614
Loan due within one year		765,967
Operating lease liabilities, current	851,936	659,807
Operating lease liabilities - related parties, current	595,424	17,701
Income taxes payable	13,272	556,137
Due to related party		5,652,833
Advances from customers	894,174	832,842
Total current liabilities	14,705,358	34,256,761
Non-current liabilities:
Operating lease liabilities – related party, non-current	288,563
Deferred tax liabilities	178,582	872
Operating lease liabilities, non-current	1,712,303	118,827
Total non-current liabilities	2,179,448	119,699
Total liabilities	16,884,806	34,376,460
Equity:
Class A ordinary share, HKD0.001 par value, 333,374,217 shares authorized, 139,209,554 and 89,009,554 shares issued and outstanding as of December 31, 2021 and 2020, respectively	17,848	11,411
Class B ordinary share, HKD0.001 par value, 46,625,783 shares authorized, issued and outstanding as of December 31, 2021 and 2020, respectively	5,978	5,978
Additional paid-in capital	393,717,189	138,288,921
Statutory reserves	11,079,649	11,049,847
Accumulated deficit	(34,180,280)	(38,581,419)
Accumulated other comprehensive loss	(6,897,005)	(7,648,332)
Total Ebang International Holdings Inc. shareholders’ equity	363,743,379	103,126,406
Non-controlling interest	5,235,986	6,697,360
Total equity	368,979,365	109,823,766
Total liabilities and equity	$ 385,864,171	$ 144,200,226